Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth compensation information and financial performance measures for the three most recent fiscal years. We have elected to follow the scaled disclosure requirements applicable to Smaller Reporting Companies with respect to the Pay Versus Performance Table. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$1,471,241	$1,419,065	$917,401	$904,071	$192.95	$(3,841,000)
2023	$1,445,392	$1,439,624	$871,608	$866,818	$365.70	$(263,000)
2022	$1,338,135	$1,310,401	$684,160	$599,787	$97.35	$(4,267,000)

(1)	For all years in question, our Principal Executive Officer (PEO) was the Company’s President and Chief Executive Officer, Brian C. Faith.
(2)

Compensation Actually Paid to PEO reflects the exclusions and inclusions related to timing variations. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Equity Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,471,241	$ 1,445,392	$ 1,338,135
PEO Actually Paid Compensation Amount	1,419,065	1,439,624	1,310,401
Non-PEO NEO Average Total Compensation Amount	917,401	871,608	684,160
Non-PEO NEO Average Compensation Actually Paid Amount	904,071	866,818	599,787
Total Shareholder Return Amount	192.95	365.7	97.35
Net Income (Loss)	$ (3,841,000)	$ (263,000)	$ (4,267,000)